Segment Reporting (Details) - Schedule of segment performance to the GAAP measure of gross profit - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Abstract]
Net sales	$ 476,932	$ 477,922	$ 1,785,597	$ 1,179,620
Operating expenses
Selling ,general and administrative	136,863	142,036	577,930	556,204
Operating expenses total	1,240,162	885,735
Depreciation and Amortization	75,201	77,475	$ 330,143	$ 308,741
Pocono Pharmaceuticals [Member]
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Abstract]
Net sales	401,057	401,990
Gross profit	169,308	198,059
Operating expenses
Depreciation and Amortization	55,208	55,458
4P Therapeutics [Member]
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Abstract]
Net sales	75,875	75,932
Gross profit	52,976	2,427
Operating expenses
Selling ,general and administrative	16,921	24,389
Depreciation and Amortization	16,496	16,496
Corporate [Member]
Operating expenses
Selling ,general and administrative	685,948	602,126
Depreciation and Amortization	$ 3,497	$ 5,521